Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Voyageur Mutual Funds II
Document Type	485BPOS
Document Period End Date	Aug. 31, 2017
Amendment Flag	false
Central Index Key	0000809872
Document Effective Date	Dec. 29, 2017
Document Creation Date	Dec. 28, 2017
Delaware Tax-Free Colorado Fund | Class A
Document and Entity Information:
Trading Symbol	VCTFX
Delaware Tax-Free Colorado Fund | Class C
Document and Entity Information:
Trading Symbol	DVCTX
Delaware Tax-Free Colorado Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DCOIX